Annual Fund Operating Expenses - ProShares MSCI Europe Dividend Growers ETF - None	Sep. 23, 2021
Operating Expenses:
Management Fees	0.55%
Other Expenses	none
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.55%